Note 7 - Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Lessee, Operating Lease, Disclosure [Table Text Block]
Years ending December 31,
2019	$612
2020	630
2021	649
Total	$1,891

Years ending December 31:
2019	$612
2020	630
2021	649
Total	$1,891